Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 2,059	$ 1,512	$ 795
Total deferred income tax (benefit) expense	(51)	(7,524)	(90)
Total provision for income taxes	2,008	(6,012)	705
Israel [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	0	0	0
Total deferred income tax (benefit) expense	0	0	0
Foreign [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	2,059	1,512	795
Total deferred income tax (benefit) expense	$ (51)	$ (7,524)	$ (90)